Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts		$ 8,976,617	$ 8,840,436
Compensated in balance
Net amount presented in balance		8,976,617	8,840,436
Remaining financial instruments not subject to netting agreements		36,624,618	33,494,749
Amount in Statements of Financial Position		45,601,235	42,605,185
Liabilities
Gross amounts		8,816,700	9,891,887
Compensated in balance
Net amount presented in balance		8,816,700	9,891,887
Remaining financial instruments not subject to netting agreements		38,999,751	31,567,864
Amount in Statements of Financial Position		47,816,451	41,459,751
Financial derivative contracts [Member]
Liabilities
Gross amounts	[1]	8,730,066	8,922,079
Compensated in balance	[1]
Net amount presented in balance	[1]	8,730,066	8,922,079
Remaining financial instruments not subject to netting agreements	[1]	2,141,175	96,581
Amount in Statements of Financial Position	[1]	10,871,241	9,018,660
Investments under resale agreements [Member]
Liabilities
Gross amounts		86,634	969,808
Compensated in balance
Net amount presented in balance		86,634	969,808
Remaining financial instruments not subject to netting agreements
Amount in Statements of Financial Position		86,634	969,808
Deposits and interbank borrowings [Member]
Liabilities
Gross amounts
Compensated in balance
Net amount presented in balance
Remaining financial instruments not subject to netting agreements		36,858,576	31,471,283
Amount in Statements of Financial Position		36,858,576	31,471,283
Financial derivative contracts [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts	[1]	8,976,617	8,840,436
Compensated in balance	[1]
Net amount presented in balance	[1]	8,976,617	8,840,436
Remaining financial instruments not subject to netting agreements	[1]	1,146,990	191,649
Amount in Statements of Financial Position	[1]	10,123,607	9,032,085
Investments under resale agreements [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Remaining financial instruments not subject to netting agreements
Amount in Statements of Financial Position
Loans and accounts receivable at amortized cost, net [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts
Compensated in balance
Net amount presented in balance
Remaining financial instruments not subject to netting agreements		35,477,628	33,303,100
Amount in Statements of Financial Position		$ 35,477,628	$ 33,303,100

[1]	Derivatives contract have guarantees associated for Ch$882,398 million and Ch$999,425, respectively.